Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Listed investments	$ 3.2	[1]	$ 36.2	[1]
Investments held by environmental trust funds			165.3
Unlisted investments	4.3		1.3
Trade receivable from provisional copper concentrate sales, net	58.2		149.9
Assets, Fair Value Disclosure, Total	65.7		352.7
Level 1
Assets:
Listed investments	3.2		36.2
Investments held by environmental trust funds			135.3
Unlisted investments
Trade receivable from provisional copper concentrate sales, net
Assets, Fair Value Disclosure, Total	3.2		171.5
Level 2
Assets:
Listed investments
Investments held by environmental trust funds			30.0
Unlisted investments
Trade receivable from provisional copper concentrate sales, net	58.2		149.9
Assets, Fair Value Disclosure, Total	58.2		179.9
Level 3
Assets:
Listed investments
Investments held by environmental trust funds
Unlisted investments	4.3		1.3
Trade receivable from provisional copper concentrate sales, net
Assets, Fair Value Disclosure, Total	$ 4.3		$ 1.3

[1]	Listed investments mainly consist of: December 31, 2013 December 31, 2012 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum - - 7,820,169 4.55 Radius Gold Incorporated 3,625,124 0.09 3,625,124 0.22 Gran Columbia Gold Corporation 63,410 0.78 1,585,274 0.36 Sibanye Gold 856,330 1.12 - - Orsu Metals Corp. 26,134,919 0.05 1,134,919 0.10 Clancy Exploration Ltd. 17,764,783 0.01 3,479,069 0.03 Details of the listed investments are as follows: December 31, 2013 December 31, 2012 Fair value 3.2 36.2 Less: Cost 3.4 24.8 Net unrealized (loss)/gain (0.2) 11.4 The net (loss)/gain comprises: Gross unrealized gains 0.2 11.7 Gross unrealized losses (0.4) (0.3) (0.2) 11.4 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 3 4 Realized gain reclassified from equity on disposal of listed investments ($ million) 7.4 14.7 Investments acquired during fiscal 2013 comprised mainly Clancy Exploration Limited and some unlisted investments (fiscal year ended December 31, 2012: Cascadero Copper Corporation and Atacama Pacific Gold Corporation). Investments disposed during fiscal 2013 comprised mainly Northam Platinum Limited and Timpetra Resources Limited (fiscal year ended December 31, 2012: Evolution Mining Limited, GoldQuest Mining Corporation and Atacama Pacific Gold Corporation). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $7.4 million (2012: $14.7 million and 2011: $12.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of listed investments in the consolidated statement of operations.